Income Taxes - Summary of Fiscal Tax Years Examination by Jurisdictions (Detail)	12 Months Ended
Sep. 27, 2013
United States-Federal [Member]
Income Tax Examination [Line Items]
Tax Years Subject to Examination	2000-forward
United States-Various States [Member]
Income Tax Examination [Line Items]
Tax Years Subject to Examination	2009-forward
Ireland [Member]
Income Tax Examination [Line Items]
Tax Years Subject to Examination	2009-forward